RGR RETURNS - Payment flow (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payment flow
2025	R$ 492,276
2026	439,974
Total	R$ 932,250	R$ 1,319,921	R$ 1,035,421